Subsequent Events	12 Months Ended
Dec. 31, 2021
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Subsequent Events
30.	Subsequent Events
Declaration of Dividend
Under the Company’s dividend policy, the quarterly dividend per common share is targeted to equal approximately 30% of the average cash flow generated by operating activities in the previous four quarters divided by the Company’s then outstanding common shares, all rounded to the nearest cent. To minimize volatility in quarterly dividends, the Company has set a minimum quarterly dividend for the duration of 2022 equal to the dividend per common share declared in the prior quarter. The declaration, timing, amount and payment of future dividends remain at the discretion of the Board of Directors.
On March 10, 2022, the Board of Directors declared a dividend in the amount of $0.15 per common share, with this dividend being payable to shareholders of record on March 24, 2022 and is expected to be distributed on or about April 7, 2022. The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares at a discount of 1% of the Average Market Price, as defined in the DRIP.
Acquisition of Curipamba Precious Metal Purchase Agreement
Subsequent to the year end, on January 17, 2022, the Company entered into a PMPA (the “Curipamba PMPA”) with Adventus Mining Corporation (“Adventus”) in respect of gold and silver production from the Curipamba Project located in Ecuador (the “Curipamba Project”). Under the Curipamba PMPA, Wheaton will purchase an amount of gold equal to 50% of the payable gold production until 150,000 ounces have been delivered, thereafter dropping to 33% of payable gold production for the life of the mine and an amount of silver equal to 75% of the payable silver production until 4.6 million ounces have been delivered, thereafter dropping to 50% for the life of mine. The Company will pay Adventus total upfront cash consideration of

$
175.5 million, $13
million of which is available
pre-construction
and
$500,000
of which will be paid to support certain local community development initiatives around the Curipamba Project. The remainder will be payable in four staged installments during construction, subject to various customary conditions being satisfied. In addition, Wheaton will make ongoing production payments for the gold and silver ounces delivered equal to 18% of the spot prices until the value of gold and silver delivered, net of the production payment, is equal to the upfront consideration of $175.5 million, at which point the production payment will increase to 22% of the spot prices.
In connection with the acquisition of this PMPA, Wheaton will also acquire up to $5M in equity of Adventus, subject to remaining below 10% of the outstanding shares of Adventus.

Acquisition of Marathon Precious Metal Purchase Agreement
Subsequent to the year end, on January 26, 2022, the Company entered into the Marathon PMPA with Gen Mining in respect to the Marathon Project located in Ontario, Canada. Under the Marathon PMPA, Wheaton will purchase an amount of gold equal to
100%
of the payable gold production until
 150,000 ounces have been delivered, thereafter dropping to 67%
of payable gold production for the life of the mine and an amount of platinum production equal to

22
% of the payable platinum production until
120,000
ounces have been delivered, thereafter dropping to
15
% for the life of mine. Under the terms of the
Marathon PMPA
, the Company is committed to pay Gen Mining total upfront cash consideration of Cdn$
240
 million, Cdn$
40
 million of which will be paid prior to construction to be used for the development of the Marathon Project, with the remainder payable in four
staged installments during construction, subject to various customary conditions being satisfied and pre-determined
completion tests. In addition, Wheaton will make ongoing production payments for the gold and platinum ounces delivered equal to
18
% of the spot prices until the value of gold and platinum delivered, net of the production payment, is equal to the upfront consideration of C$
240
 million, at which point the production payment will increase to
22
% of the spot prices.
Acquisition of Goose Precious Metal Purchase Agreement
Subsequent to the year end, on February 8, 2022, the Company announced that it had entered into a PMPA (the “Goose PMPA”)with Sabina Gold & Silver Corp. (“Sabina”) in respect of gold production from the Goose Project, part of Sabina’s Back River Gold District located in Nunavut, Canada (the “Goose Project”). Under the Goose PMPA, Wheaton will purchase an amount of gold equal to 4.15% of the payable gold production until 130,000 ounces have been delivered, thereafter dropping to 2.15% until 200,000 ounces have been delivered, and thereafter dropping to 1.5% of the payable gold production for the life of mine. The Company will pay Sabina total upfront cash consideration of $
125
million, payable in four equal installments during construction of the Goose Project, subject to customary conditions. In addition, Wheaton will make ongoing production payments for the gold ounces delivered equal to
18%

of the spot gold price until the value of gold, net of the production payment is equal to the upfront consideration of
$125
million, at which point the production payment will increase to
22% of the spot gold price.
In connection with the acquisition of this PMPA, Wheaton will also acquire up to $20M in equity of Sabina, subject to remaining below 10% of the outstanding shares of Sabina.